SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund

Supplement Dated April 8, 2009
to the Class A Shares Prospectus Dated September 30, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Disciplined Equity Fund.

Change in Sub-Adviser for the Large Cap Disciplined Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Disciplined Equity Fund. In the sub-section entitled "Large Cap Disciplined Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to AlphaSimplex Group, LLC is hereby deleted and replaced with the following:

Massachusetts Financial Services Company: Massachusetts Financial Services Company (MFS), located at 500 Boylston Street, Boston, Massachusetts, 02116, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. Portfolio Managers Matthew Krummell, CFA, and Jonathan W. Sage, CFA, manage the portion of the Large Cap Disciplined Equity Fund's assets allocated to MFS. Messrs. Krummell and Sage are primarily responsible for the day-to-day management and investment decisions made with respect to the portion of the Large Cap Disciplined Equity Fund managed by MFS. Mr. Krummell, an Investment Officer of MFS, joined MFS in 2001 as a quantitative equity research analyst and was named a portfolio manager in 2006. Mr. Sage, an Investment Officer of MFS, joined MFS in 2000 as a quantitative equity research analyst and was named a portfolio manager in 2005.

There are no other changes in the portfolio management of the Large Cap Disciplined Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-553 (4/09)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund

Supplement Dated April 8, 2009
to the Statement of Additional Information ("SAI") Dated September 30, 2008

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for the Large Cap Disciplined Equity Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Disciplined Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to AlphaSimplex Group, LLC is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

MASSACHUSETTS FINANCIAL SERVICES COMPANY—Massachusetts Financial Services Company ("MFS") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect, majority-owned subsidiary of Sun Life Financial Inc., a diversified financial services organization.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the text relating to AlphaSimplex Group, LLC is hereby deleted. In the same sub-section, the following text is hereby added in the appropriate alphabetical order thereof:

MFS

Compensation. SIMC pays MFS a fee based on the assets under management of the Large Cap Disciplined Equity Fund as set forth in an investment sub-advisory agreement between MFS and SIMC. MFS pays its investment professionals as follows:

Portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary—Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 10%) than performance bonus.

Performance Bonus—Generally, the performance bonus represents a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2008, the following benchmarks were used:

Portfolio Manager	Benchmark(s)
Jonathan W. Sage	Lipper Mid-Cap Value Funds
Lipper Equity-Income Funds
Lipper Large-Cap Core Funds
Russell Mid Cap Value Index
Lipper Large-Cap Value Funds
Standard & Poor's 500 Stock Index
Russell 1000 Value Index
MSCI World Index
Lipper Multi-Cap Core Value Funds

Portfolio Manager	Benchmark(s)
Matthew W. Krummell	Lipper Large-Cap Core Funds Lipper Mid-Cap Growth Funds Russell Mid Cap Growth Index Standard & Poor's 500 Stock Index

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares. As of February 28, 2009, MFS's portfolio managers did not beneficially own any shares of the Large Cap Disciplined Equity Fund.

Other Accounts. As of February 28, 2009, in addition to the Large Cap Disciplined Equity Fund, MFS's portfolio managers were responsible (either individually or jointly) for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jonathan W. Sage	6	$803,705,790	0	N/A	17	$3,858,939,216
Matthew W. Krummell	4	$602,900,716	0	N/A	2	$7,057,565

None of the accounts listed above is subject to a performance-based advisory fee.

Potential Conflicts of Interest. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of the Large Cap Disciplined Equity Fund and Other Accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Large Cap Disciplined Equity Fund's portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Large Cap Disciplined Equity Fund's trade allocation policies may give rise to conflicts of interest if the Large Cap Disciplined Equity Fund's orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of the Large Cap Disciplined Equity Fund's investments. Investments selected for funds or accounts other than the Large Cap Disciplined Equity Fund may outperform investments selected for the Large Cap Disciplined Equity Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Large Cap Disciplined Equity Fund is concerned. In most cases, however, MFS believes that the Large Cap Disciplined Equity Fund's ability to participate in volume transactions will produce better executions for the Large Cap Disciplined Equity Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor Other Accounts, for instance, those that pay a higher advisory fee and/or have a performance adjustment.

There are no other changes in the portfolio management of the Large Cap Disciplined Equity Fund.

PLEASE RETAIN THIS SUPPLENT FOR FUTURE REFERENCE

SEI-F-554 (4/09)